BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Due to related parties (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	₺ 4,638	₺ 9,192
Doan Yaynlar Yaynclk ve Yapmclk Ticaret A.. ("Doan Yaynclk")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	1,829	2,828
D Gayrimenkul Yatrmlar ve Ticaret A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	579	701
Doan Portal ve Elektronik Ticaret A.. ("Doan Portal")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	451	849
Doan Mzik Yapm ve Ticaret A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	372	492
Doan Trend Otomotiv Tic. Hiz. Ve Tek. A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	367	21
Doan irketler Grubu Holding A..
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties		2,526
Other related parties
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due to related parties	₺ 1,040	₺ 1,775